Commitments and contingencies (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Year expense	S/ 547	S/ 437	S/ 576
Rioja [Member]
Disclosure of contingent liabilities [line items]
Resource	Limestone
Resolution Number	OF.28-2002-MITINCI
Year of approval	2002
Program approved	EAMP
Year expense	S/ 345	236	409
Tembladera [Member]
Disclosure of contingent liabilities [line items]
Resource	Limestone
Resolution Number	OF.28-2002-MITINCI
Year of approval	1997
Program approved	EAMP
Year expense	S/ 202	S/ 201	S/ 167